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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:_____
   This Amendment (Check only one.): [    ]  is a restatement
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Indemnity Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:  028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

         /s/ Kenneth W. Stecher          Fairfield, Ohio       May 10, 2004
      -------------------------      --------------------     --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                         1
                                                 ----------

Form 13F Information Table Entry Total:                   7
                                                 ----------

Form 13F Information Table Value Total               14,491
                                                 ----------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
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

                                             COLUMN 2        COLUMN 3     COLUMN 4    COLUMN 5   SH/PRN PUT/CALL
                                         TITLE OF CLASS        CUSIP      FMV (000)    SHARES
EXXON MOBIL CORPORATION                      Common          30231G102     102,000      4,242           SH
FIRST MERIT CORPORATION                      Common          337915102      30,000        782           SH
GENERAL ELECTRIC CO.                         Common          369604103      50,000      1,526           SH
GENUINE PARTS CO                             Common          372460105      15,000        491           SH
JOHNSON & JOHNSON                            Common          478160104      25,000      1,268           SH
PROCTER & GAMBLE CORPORATION                 Common          742718109      50,000      5,244           SH
WYETH                                        Common          983024100      25,000        939           SH
                                                                           297,000     14,491


                                             COLUMN 6      COLUMN 7      COLUMN 8     SHARED        NONE
ISSUER                                    INVESTMENT DIS   OTH MGRS        SOLE
EXXON MOBIL CORPORATION                      SHARED          01                         4,242         -
FIRST MERIT CORPORATION                      SHARED          01                           782         -
GENERAL ELECTRIC CO.                         SHARED          01                         1,526         -
GENUINE PARTS CO                             SHARED          01                           491         -
JOHNSON & JOHNSON                            SHARED          01                         1,268         -
PROCTER & GAMBLE CORPORATION                 SHARED          01                         5,244         -
WYETH                                        SHARED          01                           939         -
                                                                                       14,491


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